Business Segmental Data	12 Months Ended
Mar. 31, 2018
Business Segmental Data
Business Segmental Data
5	BUSINESS SEGMENTAL DATA

The Group acquires, co-produces and distributes Indian films in multiple formats worldwide. Film content is monitored and strategic decisions around the business operations are made based on the film content, whether it is new release or library. Hence, Management identifies only one operating segment in the business, film content. We distribute our film content to the Indian population in India, the South Asian diaspora worldwide and to non-Indian consumers who view Indian films that are subtitled or dubbed in local languages. As a result of these distribution activities, Eros has identified four geographic markets: India, North America, Europe and the Rest of the world.

Revenues are presented based on the region of domicile and by customer location:

	Year ended March 31
	2018	2017	2016
	(in thousands)
Revenue by region of domicile of Group’s operation
India	$98,073	$121,966	$159,855
Europe	27,028	25,686	34,209
North America	1,244	2,549	14,622
Rest of the world	134,908	102,793	65,742
Total Revenue	$261,253	$252,994	$274,428

Revenue of $103,263 (2017: $74,006 and 2016: $35,869) from the United Arab Emirates is included within Rest of the world and revenue of $27,028 (2017: $25,686 and 2016: $34,209) from the United Kingdom and Isle of Man are included under Europe in the above table.

	Year ended March 31
	2018	2017	2016
	(in thousands)
Revenue by region of domicile of customer’s location
India	$109,986	$129,251	$158,843
Europe	7,739	7,695	24,367
North America	5,147	10,132	19,865
Rest of the world	138,381	105,916	71,353
Total Revenue	$261,253	$252,994	$274,428

Revenue of $67,993 (2017: $62,966 and 2016: $61,546) from the United Arab Emirates is included within Rest of the world and revenue of $5,200 (2017: $5,791 and 2016: $22,755) from United Kingdom is included under Europe in the above table. In each year no revenue arose in the Isle of Man.

For the year ended March 31, 2018, March 31, 2017 and March 31, 2016, no customers accounted for more than 10% of the Group’s total revenues.

Segment assets by region of domicile of Group’s operation:

	Total	India	North America	Europe	Rest of the World
	(in thousands)
Non-current assets(*)
As of March 31, 2018	$1,032,736	$354,843	$7	$18,678	$659,208
As of March 31, 2017	$938,669	$386,921	$13	$24,620	$527,115

Segment assets of $ 570,016 (2017: $514,089) in the United Arab Emirates is included under Rest of the world and segment assets of $ 18,678 (2017: $24,620) in the United Kingdom is included under Europe in the above table. In each year, there were no segment assets in the Isle of Man.

(*)Non-current assets include property and equipment, intangibles assets (tradename, content and others) goodwill and restricted deposit by geographic area.